FRANKLIN BSP PRIVATE CREDIT FUND
Schedule of Investments
March 31, 2024
(Unaudited)

Portfolio Company (a)	Industry	Investment Coupon Rate (b)	Principal/ Numbers of Shares	Fair Value
Collateralized Securities - 5.7%
CLO Debt - 5.7%
AGL CLO, Ltd. 20-9A D (c)(d)(e)	Diversified Investment Vehicles	S+3.70% (9.28%), 1/20/2034	$250,000	$246,607
Generate CLO, Ltd. 23-11A D (c)(d)(e)	Diversified Investment Vehicles	S+5.75% (11.07%), 4/20/2035	500,000	506,699
Madison Park Funding, Ltd. 16-24A DR (c)(d)(e)	Diversified Investment Vehicles	S+3.85% (9.43%), 10/20/2029	500,000	495,874
Morgan Stanley Eaton Vance CLO, Ltd. 23-19A D (c)(d)(e)	Diversified Investment Vehicles	S+5.50% (10.82%), 7/20/2036	1,000,000	1,020,300
Wind River CLO, Ltd. 18-3A D (c)(d)(e)	Diversified Investment Vehicles	S+2.95% (8.53%), 1/20/2031	250,000	240,497
Ziply Fiber Issuer, LLC 24-1A C (c)(e)	Diversified Investment Vehicles	11.17%, 4/20/2054	1,000,000	999,750
Total CLO Debt (Cost $3,463,013)				$3,509,727
Total Collateralized Securities (Cost $3,463,013)				$3,509,727
Senior Secured First Lien Debt - 124.9%
Bank Loans - 122.7%
Abe Investment Holdings, Inc. (d)	Business Services	S+4.50% (9.91%), 2/13/2026	$497,959	$497,182
Acrisure, LLC (d)	Financials	S+4.50% (9.83%), 11/6/2030	495,009	496,247
Alchemy US Holdco 1, LLC (d)	Industrials	S+7.32% (12.78%), 10/10/2025	750,000	749,062
Alchemy US Holdco 1, LLC (d)	Industrials	S+6.00% (11.50%), 10/10/2025	987,500	978,859
Allied Benefit Systems Intermediate, LLC (d)(e)	Business Services	S+5.25% (10.58%), 10/31/2030	3,169,000	3,124,317
Altice Financing, SA (d)	Telecom	S+5.00% (10.31%), 10/29/2027	1,239,364	1,158,805
American Auto Auction Group, LLC (d)	Transportation	S+5.00% (10.46%), 12/30/2027	750,000	743,437
Aramsco, Inc. (d)	Business Services	S+4.75% (10.06%), 10/10/2030	851,456	852,877
Artera Services, LLC (d)	Utilities	S+4.50% (9.81%), 2/18/2031	750,000	752,250
Avalara, Inc. (d)(e)	Software/Services	S+7.25% (12.56%), 10/19/2028	502,000	492,663
Azurite Intermediate Holdings, Inc. (d)(e)	Software/Services	S+6.50% (11.83%), 3/19/2031	515,625	507,942
Bally’s Corp. (d)	Gaming/Lodging	S+3.25% (8.83%), 10/2/2028	748,087	701,563
BIFM CA Buyer Inc. (d)	Business Services	S+4.25% (9.57%), 5/31/2028	750,000	752,812
Blackhawk Network Holdings, Inc. (d)	Consumer	S+5.00% (10.32%), 3/12/2029	2,000,000	2,001,240
Brand Industrial Services, Inc. (d)	Business Services	S+5.50% (10.81%), 8/1/2030	497,500	499,187
CCI Buyer, Inc. (d)	Telecom	S+4.00% (9.30%), 12/17/2027	748,072	743,127
CD&R Hydra Buyer, Inc. (d)	Industrials	S+4.00% (9.42%), 3/25/2031	750,000	751,410
CI (Maroon) Holdings, LLC (d)	Chemicals	S+4.00% (9.33%), 3/3/2031	500,000	501,250
Crown Subsea Communications Holdings, Inc. (d)	Telecom	S+4.75% (10.07%), 1/30/2031	500,000	502,500
Delivery Hero Finco Llc (d)	Food & Beverage	S+5.00% (10.32%), 12/12/2029	1,000,000	991,250
Demakes Borrower, LLC (d)(e)	Food & Beverage	S+6.25% (11.57%), 12/12/2029	1,002,488	978,729
Directv Financing, LLC (d)	Media/Entertainment	S+5.00% (10.45%), 8/2/2027	665,401	665,681
Division Holding Corp. (d)	Business Services	S+4.75% (10.19%), 5/26/2028	458,416	454,978
DXP Enterprises, Inc. (d)	Business Services	S+4.75% (10.29%), 10/15/2030	746,250	745,787
ECL Entertainment, LLC (d)	Gaming/Lodging	S+4.75% (10.11%), 9/3/2030	746,250	748,302
Edgewater Generation, LLC (d)	Utilities	S+3.75% (9.20%), 12/15/2025	489,622	487,341
Element Material Technology Group US Holding, Inc. (d)	Business Services	S+4.25% (9.66%), 6/22/2029	341,241	340,958
Element Material Technology Group US Holding, Inc. (d)	Business Services	S+4.25% (9.66%), 6/22/2029	157,496	157,365
eResearchTechnology, Inc. (d)	Healthcare	S+4.50% (9.95%), 2/4/2027	249,352	249,998
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (11.31%), 10/11/2028	346,026	339,624
Faraday Buyer, LLC (d)(e)	Utilities	S+6.00% (11.31%), 10/11/2028	73,630	72,268
Fiesta Purchaser, Inc. (d)	Food & Beverage	S+4.00% (9.32%), 2/12/2031	750,000	750,832
First Brands Group, LLC (d)	Consumer	S+5.00% (10.57%), 3/30/2027	1,493,986	1,493,358
Fitness International, LLC (d)	Consumer	S+5.25% (10.58%), 2/5/2029	750,000	738,750
Gainwell Acquisition Corp. (d)	Healthcare	S+4.00% (9.41%), 10/1/2027	743,622	709,788
Geon Performance Solutions, LLC (d)	Chemicals	S+4.75% (10.31%), 8/18/2028	496,183	496,183
Green Energy Partners/Stonewall, LLC (d)(e)	Utilities	S+6.00% (11.57%), 11/12/2026	2,489,856	2,489,856
Higginbotham Insurance Agency, Inc. (d)(e)	Financials	S+5.50% (10.93%), 11/24/2028	1,567,444	1,567,444
IW Buyer, LLC (d)(e)	Industrials	S+6.75% (12.18%), 6/28/2029	1,233,544	1,201,225
IXS Holdings, Inc. (d)	Transportation	S+4.25% (9.69%), 3/5/2027	498,667	472,956
J&K Ingredients, LLC (d)(e)	Food & Beverage	S+6.25% (11.58%), 11/16/2028	1,122,188	1,096,265
JFL-Tiger Acquisition Co., Inc. (d)	Business Services	S+5.00% (10.32%), 10/17/2030	748,125	748,357
Jump Financial, LLC (d)	Financials	S+4.50% (10.07%), 8/7/2028	2,229,082	2,195,645
Keel Platform, LLC (d)(e)	Industrials	S+5.25% (0.00%), 1/19/2031	460,000	453,284
Keel Platform, LLC (d)(e)	Industrials	S+5.25% (10.56%), 1/19/2031	1,579,000	1,555,947
Kuehg Corp. (d)	Education	S+5.00% (10.30%), 6/12/2030	995,623	997,246
LifePoint Health, Inc. (d)	Healthcare	S+5.50% (11.09%), 11/16/2028	249,375	249,954
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (11.06%), 1/29/2027	936,309	907,883
Lightstone Holdco, LLC (d)	Utilities	S+5.75% (11.06%), 1/29/2027	52,963	51,355
Liquid Tech Solutions Holdings, LLC (d)(e)	Industrials	S+4.75% (10.19%), 3/20/2028	2,339,323	2,339,323
LSF12 Donnelly Bidco, LLC (d)(e)	Industrials	S+6.50% (11.83%), 10/2/2029	1,119,375	1,093,741
LTI Holdings, Inc. (d)	Industrials	S+4.75% (10.20%), 7/24/2026	498,695	493,084
Magnite, Inc. (d)	Technology	S+4.50% (9.82%), 2/6/2031	1,000,000	1,000,420
Max US Bidco, Inc. (d)	Food & Beverage	S+5.00% (10.31%), 10/3/2030	750,000	685,177
Mckissock Investment Holdings, LLC (d)	Education	S+5.00% (10.38%), 3/12/2029	1,125,000	1,126,890
MH Sub I, LLC (d)	Business Services	S+4.25% (9.58%), 5/3/2028	744,375	739,127
MPH Acquisition Holdings, LLC (d)	Healthcare	S+4.25% (9.86%), 9/1/2028	1,242,015	1,198,023
New Fortress Energy, Inc. (d)	Utilities	S+5.00% (10.32%), 10/30/2028	498,750	499,997
Nexus Buyer, LLC (d)	Financials	S+4.50% (9.83%), 12/13/2028	1,500,000	1,486,410
NGL Energy Operating, LLC (d)	Energy	S+4.50% (9.83%), 2/3/2031	750,000	751,500
Onex TSG Intermediate Corp. (d)	Healthcare	S+4.75% (10.32%), 2/28/2028	249,359	248,736
PetVet Care Centers, LLC (d)(e)	Healthcare	S+6.00% (11.33%), 11/15/2030	1,727,670	1,695,017
Project Alpha Intermediate Holding, Inc. (d)	Software/Services	S+4.75% (10.06%), 10/28/2030	500,000	502,360
Prometric Holdings, Inc. (d)	Education	S+5.25% (10.69%), 1/31/2028	498,750	498,231
Pug, LLC (d)	Media/Entertainment	S+4.75% (10.08%), 3/15/2030	1,000,000	999,580
Radar Bidco SARL (d)	Transportation	S+4.25% (9.58%), 3/27/2031	750,000	749,063
Radiology Partners, Inc. (d)	Healthcare	S+5.00% (10.59%), 1/31/2029	896,415	864,082
Recess Holdings, Inc. (d)	Consumer	S+4.50% (9.84%), 2/21/2030	750,000	752,348
Renaissance Holding Corp. (d)	Software/Services	S+4.25% (9.58%), 4/8/2030	746,878	747,812
Russell Investments US Institutional Holdco, Inc. (d)	Financials	S+3.50% (8.93%), 5/30/2025	743,774	709,561
Serrano Parent, LLC (d)(e)	Software/Services	S+6.50% (11.81%), 5/12/2030	3,135,000	3,066,030
Sharp Midco, LLC (d)	Healthcare	S+4.00% (9.41%), 12/29/2028	748,092	746,693
Spirit Aerosystems, Inc. (d)	Industrials	S+4.25% (9.56%), 1/15/2027	498,734	500,500
Staples, Inc. (d)	Business Services	S+5.00% (10.44%), 4/16/2026	748,037	739,703
SupplyOne, Inc. (d)	Paper & Packaging	S+4.25% (9.57%), 3/27/2031	750,000	745,785
Symplr Software, Inc. (d)	Software/Services	S+4.50% (9.91%), 12/22/2027	498,715	468,792
Touchdown Acquirer, Inc. (d)	Industrials	S+4.00% (0.00%), 2/7/2031	90,000	90,225
Touchdown Acquirer, Inc. (d)	Industrials	S+4.00% (9.31%), 2/7/2031	410,000	411,025
Triton Water Holdings, Inc. (d)	Food & Beverage	S+4.00% (9.30%), 3/31/2028	748,125	739,245
Truck Hero, Inc. (d)	Transportation	S+5.00% (10.45%), 1/31/2028	500,000	498,750
US Anesthesia Partners, Inc. (d)	Healthcare	S+4.25% (9.69%), 10/2/2028	498,721	475,795
Victory Buyer, LLC (d)	Industrials	S+3.75% (9.34%), 11/20/2028	498,728	472,545
Vistage Worldwide, Inc. (d)	Business Services	S+4.75% (10.10%), 7/13/2029	498,734	497,487
Volunteer AcquisitionCo, LLC (d)(e)	Industrials	S+6.50% (11.83%), 9/1/2029	3,804,792	3,718,804
WaterBridge Midstream Operating, LLC (d)	Energy	S+5.75% (11.34%), 6/19/2026	1,234,506	1,234,889
Zayo Group Holdings, Inc. (d)	Telecom	S+4.33% (9.66%), 3/9/2027	748,728	666,989
Zendesk, Inc. (d)(e)	Software/Services	S+6.25% (11.57%), 11/22/2028	547,910	538,486
Total Bank Loans (Cost $75,085,762)				$76,007,564
Corporate Bonds - 2.2%
Aston Martin Capital Holdings Limited (c)	Consumer	10.00%, 3/31/2029	$750,000	$764,183
Carvana Co. (c)	Consumer	13.00% PIK, 6/1/2030	250,000	245,000
Graftech Global Enterprises, Inc. (c)	Industrials	9.88%, 12/15/2028	500,000	371,775
Total Corporate Bonds (Cost $1,397,032)				$1,380,958
Total Senior Secured First Lien Debt (Cost $76,482,794)				$77,388,522
Senior Secured Second Lien Debt - 3.6%
Bank Loans - 3.6%
Edelman Financial Center, LLC (d)	Financials	S+6.75% (12.20%), 7/20/2026	$500,000	$501,720
IDERA, Inc. (d)(e)	Technology	S+6.75% (12.21%), 3/2/2029	500,000	477,300
Nexus Buyer, LLC (d)	Financials	S+6.25% (11.68%), 11/5/2029	750,000	744,060
RealPage, Inc. (d)	Software/Services	S+6.50% (11.95%), 4/23/2029	500,000	494,585
Total Bank Loans (Cost $2,213,956)				$2,217,665
Total Senior Secured Second Lien Debt (Cost $2,213,956)				$2,217,665
Subordinated Debt- 4.4%
Corporate Bonds - 4.4%
Diversified Healthcare Trust	Real Estate	9.75%, 6/15/2025	$250,000	$248,758
Rithm Capital Corp. (c)	Real Estate	8.00%, 4/1/2029	460,000	446,384
Samarco Mineracao, SA (c)	Industrials	9.50% PIK, 6/30/2031	2,000,000	1,800,000
Staples, Inc. (c)	Business Services	10.75%, 4/15/2027	250,000	237,500
Total Corporate Bonds (Cost $2,692,195)				$2,732,642
Total Subordinated Debt (Cost $2,692,195)				$2,732,642
Total Investments (Cost $84,851,958) - 138.6%				$85,848,556
Liabilities in Excess of Other Assets - (38.6)%				(23,899,573)
Total Net Assets - 100.0%				$61,948,983

Percentages are stated as a percent of net assets.

(a)	Unless otherwise indicated, all investments in the schedule of investments are non-affiliated, non-controlled investments.

(b)	The majority of the investments bear interest at a rate that may be determined by reference to Secured Overnight Financing Rate (“SOFR” or “S”) or Prime (“P”) and which reset daily, monthly, quarterly, or semiannually. For each, the Fund has provided the spread over the relevant reference rate and the current interest rate in effect at March 31, 2024. Certain investments are subject to reference rate floors. For fixed rate loans, a spread above a reference rate is not applicable. For floating rate securities, the all-in rate is disclosed within parentheses.

(c)	Security may be subject to legal restrictions on sales. The aggregate value of these securities at March 31, 2024 was $7,374,569, which represented 11.9% of net assets.

(d)	Variable rate security. Actual reference rates may vary based on the reset date of the security.

(e)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

The accompanying notes are an integral part of these financial statements.

As of March 31, 2024, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied.

Company	Commitment Type	Total Revolving and Delayed Draw Loan Commitments	Less: Funded Commitments	Total Unfunded Commitments
Allied Benefit Systems Intermediate, LLC	Delayed draw term loan	$790,000	$-	$790,000
Aramsco, Inc.	Delayed draw term loan	148,544	-	148,544
Avalara, Inc.	Revolver term loan	50,000	-	50,000
Azurite Intermediate Holdings, Inc.	Delayed draw term loan	1,171,875	-	1,171,875
Azurite Intermediate Holdings, Inc.	Revolver term loan	187,500	-	187,500
Demakes Borrower, LLC	Delayed draw term loan	283,000	-	283,000
Faraday Buyer, LLC	Delayed draw term loan	47,000	-	47,000
Higginbotham Insurance Agency, Inc.	Delayed draw term loan	1,050,000	-	1,050,000
IW Buyer, LLC	Revolver term loan	290,135	-	290,135
Keel Platform, LLC	Delayed draw term loan	460,000	-	460,000
PetVet Care Centers, LLC	Delayed draw term loan	226,000	-	226,000
PetVet Care Centers, LLC	Revolver term loan	226,000	-	226,000
Serrano Parent, LLC	Revolver term loan	323,000	-	323,000
Touchdown Acquirer, Inc.	Delayed draw term loan	90,000	-	90,000
Volunteer AcquisitionCo, LLC	Delayed draw term loan	319,000	-	319,000
Volunteer AcquisitionCo, LLC	Revolver term loan	638,000	-	638,000
Zendesk, Inc.	Delayed draw term loan	132,778	-	132,778
Zendesk, Inc.	Revolver term loan	55,000	-	55,000
		$6,487,832	$-	$6,487,832

Notes to financial statements

1. Organization

Franklin BSP Private Credit Fund (the “Fund”) is a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that continuously issues shares. The Fund is offering two classes of shares of the Fund: Advisor Class, with no sales load or distribution and shareholder servicing fee, and Class A shares, which may charge a sales load of up to 2.00% of the investor’s subscription and may charge an annual distribution and shareholder servicing fee of up to 0.50% per year. Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reimbursements if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class. The Fund’s investment activities are managed by Benefit Street Partners L.L.C (“BSP”, or the “Adviser”), and supervised by the Fund’s Board of Trustees (“Board” or “Board of Trustees”), a majority of whom are independent (as defined in the 1940 Act) of the Adviser and its affiliates.

The Fund is an “interval fund” pursuant to which, subject to applicable law, it will conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares of beneficial interest (“Shares”) at a price equal to net asset value (“NAV”). Under normal market conditions, the Fund will offer to repurchase 5% of its outstanding shares at NAV on a quarterly basis. It is also possible that a repurchase offer may be oversubscribed, with the result that Fund shareholders (“Shareholders”) may only be able to have a portion of their Shares repurchased. The Fund does not currently intend to list its Shares for trading on any national securities exchange. The Shares are, therefore, not readily marketable. Even though the Fund will make quarterly repurchase offers to repurchase a portion of the Shares to try to provide liquidity to Shareholders, the Shares should be considered illiquid.

The Fund’s investment objective is to generate attractive risk-adjusted returns with consistent current income. The Fund defines ‘risk-adjusted returns’ as the generation of realized and unrealized gains on a stockholder’s investment relative to the risk associated with the risk profile of the Fund’s investments. The Fund seeks to achieve its investment objective by investing in private credit investments in middle market companies in the United States. The investment portfolio will primarily consist of private credit investments, which include privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans, broadly syndicated corporate loans and high yield corporate bonds.

2. Summary of significant accounting policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements reflect all adjustments, both normal and recurring which, in the opinion of management, are necessary for the fair presentation of the Fund’s results of operations and financial condition for the periods presented. The Fund is an investment company and accordingly applies specific accounting and financial reporting requirements under Financial Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies.

Cash and Cash Equivalents

Cash and cash equivalents include short-term, liquid investments in a money market deposit account. Cash and cash equivalents are carried at cost which approximates fair value.

Investment valuation and fair value measurement

The Board has delegated to the Adviser as valuation designee (the “Valuation Designee”) the responsibility of determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board, pursuant to Rule 2a-5 under the 1940 Act. As such, the Valuation Designee is charged with determining the fair value of the Fund’s investment portfolio, subject to oversight of the Board. The Board has delegated day-to-day responsibility for implementing the portfolio valuation process set forth in the Fund’s valuation policy to Fund management, which is comprised of officers and employees of the Adviser, and has authorized the Adviser to utilize the independent third-party pricing services and independent third-party valuation services that have been approved by the Board.

Securities for which market quotations are readily available on an exchange are valued at the reported closing price on the valuation date. The Fund may also obtain quotes with respect to certain of the Fund’s investments from pricing services or brokers or dealers in order to value assets. When doing so, the Fund determines whether the quote obtained is readily available according to U.S. GAAP to determine the fair value of the security. If determined to be readily available, the Fund uses the quote obtained.

Investments without a readily determined market value are primarily valued using a market approach, an income approach, or both approaches, as appropriate. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business). The income approach uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. In following these approaches, the types of factors that the Fund management may take into account in fair value pricing the Fund’s investments include, as relevant: available current market data, including relevant and applicable market trading and transaction comparables, applicable market yields and multiples, security covenants, call protection provisions, information rights, the nature and realizable value of any collateral, the portfolio company’s ability to make payments, its earnings and discounted cash flows, the markets in which the portfolio company does business, comparisons of financial ratios of peer companies that are public, M&A comparables, and enterprise values, among other factors. When available, broker quotations and/or quotations provided by pricing services are considered as an input in the valuation process.

With respect to investments for which market quotations are not readily available, the Valuation Designee undertakes a multi-step valuation process, as described below:

•	Each portfolio company or investment will be valued by the Valuation Designee, with assistance from one or more independent valuation firms;
•	The independent valuation firm(s) conduct independent appraisals and make an independent assessment of the value of each investment; and
•	The Valuation Designee, under the supervision of the Board, determines the fair value of each investment, in good faith, based on the input of independent valuation firms (to the extent applicable) and the Valuation Designee’s own analysis. The Valuation Designee also has established a Valuation Committee to assist the Valuation Designee in carrying out its designated responsibilities, subject to oversight of the Board.

Bank loans, including syndicated loans, are valued by using readily available market quotations or another commercially reasonable method selected by an independent, third party pricing service that has been approved by the Board, or, if such independent, third-party valuations are not available, by using broker quotations.

High Yield Corporate Bonds and certain other domestic debt securities are valued at the last reported bid prices supplied by an independent, third party pricing service that has been approved by the Board. If the last reported bid price is not readily available or is otherwise deemed to be unreliable by the Valuation Committee, then such securities are valued at fair value pursuant to procedures adopted by the Board.

If they are traded on the valuation date, equity securities that are listed or traded on a national exchange will be valued at the last quoted sale price. If securities are listed on more than one exchange, and if the securities are traded on the valuation date, they will be valued at the last quoted sale price on the exchange on which the security is principally traded. If there is no sale of the security on the valuation date, or such price is not readily available, the Fund will value the securities at the last reported sale price, unless the Valuation Committee believes such price no longer represents the fair market value and elects to value the security at fair value pursuant to procedures adopted by the Board. Market quotations may be deemed not to represent fair value in certain circumstances where the Adviser reasonably believes that facts and circumstances applicable to an issuer, seller or purchaser or to the market for a particular security cause current market quotations not to reflect the fair value of the security. Examples of these events could include situations in which material events are announced after the close of the market on which a security is primarily traded, a security trades infrequently causing a quoted purchase or sale price to become stale, or a security’s trading has been halted or suspended.

Generally, trading in U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund’s Shares are determined as of such times.

NAV per Share will be determined daily by the Adviser on each day the New York Stock Exchange (“NYSE”) is open for trading or at such other times as the Board may determine. NAV per Share is determined on a class-specific basis, by dividing the total value of the Fund’s net assets attributable to the applicable class by the total number of Shares of such class outstanding. The Fund’s net assets are determined by subtracting any liabilities (including borrowings for investment purposes) from the total value of its portfolio investments and other assets.

The Fund’s fair value measurements are classified into a fair value hierarchy in accordance with ASC Topic 820, Fair Value Measurement, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. Market price observability is affected by a number of factors, including the type of investment and the characteristics specific to the investment. Investments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

The Fund determines fair value based on quoted prices when available or through the use of alternative approaches, such as discounting the expected cash flows using market interest rates commensurate with the credit quality and duration of the investment. This alternative approach also reflects the contractual terms of the derivatives, if any, including the period to maturity, and uses observable market-based inputs, including interest rate curves and implied volatilities. The guidance defines three levels of inputs that may be used to measure fair value:

•	Level 1 Inputs: Quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.
•	Level 2 Inputs: Inputs other than quoted prices included in Level 1 that are observable for the asset and liability or can be corroborated with observable market data for substantially the entire contractual term of the asset or liability.
•	Level 3 Inputs: Unobservable inputs that reflect the entity’s own assumptions about the assumptions the market participants would use in the pricing of the asset or liability and are consequently not based on market activity, but rather through particular valuation techniques.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

The following table presents fair value measurements of investments, by major class, as of March 31, 2024, according to the fair value hierarchy:

Franklin BSP Private Credit Fund

DESCRIPTION[1]	(Level 1)	(Level 2)	(Level 3)	Total
Assets
Collateralized Securities
CLO Debt	$-	$-	$3,509,727	$3,509,727
Total Collateralized Securities	-	-	3,509,727	3,509,727
Senior Secured First Lien Debt
Bank Loans	-	49,676,599	26,330,965	76,007,564
Corporate Bonds	-	1,380,958	-	1,380,958
Total Senior Secured First Lien Debt	-	51,057,557	26,330,965	77,388,522
Senior Secured Second Lien Debt
Bank Loans	-	1,740,365	477,300	2,217,665
Total Senior Secured Second Lien Debt	-	1,740,365	477,300	2,217,665
Subordinated Debt
Corporate Bonds	-	2,732,642	-	2,732,642
Total Subordinated Debt	-	2,732,642	-	2,732,642
Total Assets	$-	$55,530,564	$30,317,992	$85,848,556

(1)	For further security characteristics, see the Fund’s Schedule of Investments.

The following table provides a reconciliation of the beginning and ending balances for investments that use Level 3 inputs during the period ended March 31, 2024:

	Franklin BSP Private Credit Fund
	Collateralized Securities	Senior Secured First Lien Debt	Senior Secured Second Lien Debt	Subordinated Debt
Beginning Balance - January 1, 2024	$4,483,492	$22,068,321	$484,000	$-
Acquisitions	1,002,267	4,260,944	490,663	-
Dispositions	(2,009,375)	(39,118)	(500,000)	-
Realized gain (loss)	19,375	808	40,988	-
Change in unrealized appreciation (depreciation)	13,968	40,010	(38,351)	-
Net transfers in/(out) of Level 3	-	-	-	-
Ending Balance - March 31, 2024	$3,509,727	$26,330,965	$477,300	$-

As of March 31, 2024, the change in unrealized appreciation (depreciation) on positions still held in the Fund was $15,039 for Collateralized Securities, $40,011 for Senior Secured First Lien Debt, $(12,778) for Senior Secured Second Lien Debt, and $0 for Subordinated Debt.

Significant unobservable inputs

The following table summarizes the significant unobservable inputs used to value the Level 3 investments as of March 31, 2024. The table is not intended to be all-inclusive, but instead identifies the significant unobservable inputs relevant to the determination of fair values.

				Range
Asset Category	Fair Value	Primary Valuation Technique	Unobservable Inputs	Minimum	Maximum	Weighted Average (a)
Senior Secured First Lien Debt	$23,813,792	Yield Analysis	Market Yield	9.51%	12.30%	11.33%
Senior Secured First Lien Debt (b)	2,517,173	N/A	N/A	N/A	N/A	N/A
Senior Secured Second Lien Debt	477,300	Yield Analysis	Market Yield	12.61%	12.61%	12.61%
Collateralized Securities	2,509,977	Yield Analysis	Discount Rate	3.35%	4.35%	3.93%
Collateralized Securities (b)	999,750	N/A	N/A	N/A	N/A	N/A
	$30,317,992

(a)	Weighted averages are calculated based on fair value of investments.
(b)	Investment(s) valued based on recent or pending tracnsactions expeted to close after the valuation date

There were no significant changes in valuation approach or technique as of March 31, 2024.